Related Party Transactions - CMS Agreements (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Series 3 Growth
Related Party Transaction [Line Items]
Number of shares sold		2,845,625	2,845,625	2,973,270
Aggregate purchase price		$ 48,125	$ 48,125	$ 50,017
CMS Agreements
Related Party Transaction [Line Items]
One-time, non-refundable and non-creditable upfront fee	$ 15,000		15,000
Time-based milestone payment	$ 5,000		$ 5,000
CMS Agreements | Series 3 Growth
Related Party Transaction [Line Items]
Number of shares sold	1,158,077
Aggregate purchase price	$ 20,000